                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21877

                  Oppenheimer Rochester Arizona Municipal Fund
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                        Date of fiscal year end: March 31

                      Date of reporting period: 06/30/2010

ITEM 1. SCHEDULE OF INVESTMENTS.

OPPENHEIMER ROCHESTER ARIZONA MUNICAPAL FUND
STATEMENT OF INVESTMENTS June 30, 2010 (Unaudited)

 Principal
   Amount                                                                                       Coupon     Maturity       Value
-----------                                                                                     ------    ----------   -----------
Municipal Bonds and Notes--109.9%
Arizona--83.9%
$   200,000   Apache County, AZ IDA (Tucson Electric Power Company)(1)                           5.850%   03/01/2028   $   200,016
     80,000   Apache County, AZ IDA (Tucson Electric Power Company)(1)                           5.875    03/01/2033        79,596
     30,000   AZ Capital Facilities Finance Corp. (Arizona State University)(1)                  6.000    09/01/2015        30,226
    260,000   AZ Health Facilities Authority (Banner Health System)(1)                           5.375    01/01/2032       264,248
    700,000   AZ Health Facilities Authority (Catholic Healthcare West)(1)                       5.000    07/01/2028       691,817
     70,000   AZ Health Facilities Authority (Northern Arizona Healthcare)(1)                    5.250    10/01/2016        70,089
     25,000   AZ Pronghorn Ranch Community Facilities District(1)                                7.000    07/15/2027        24,803
     75,000   AZ State University COP (Downtown Campus/Mercado)                                  5.350    07/01/2012        75,269
     15,000   AZ State University COP (Downtown Campus/Mercado)                                  5.625    07/01/2015        15,058
     40,000   AZ State University COP (Downtown Campus/Mercado)                                  5.750    07/01/2017        40,161
    335,000   Casa Grande, AZ IDA (Casa Grande Regional Medical Center)(1)                       7.000    12/01/2015       349,177
     90,000   Casa Grande, AZ IDA (Casa Grande Regional Medical Center)(1)                       7.000    12/01/2017        91,762
    300,000   Centerra, AZ Community Facilities District(1)                                      5.150    07/15/2031       228,702
    325,000   Centerra, AZ Community Facilities District(1)                                      6.625    07/15/2032       297,154
      7,402   Central AZ Irrigation & Drain District(1)                                          6.000    06/01/2016         7,403
     20,000   Cochise County, AZ IDA (Sierra Vista Community Hospital)(1)                        6.750    12/01/2026        20,022
     10,000   Cochise County, AZ Unified School District No. 21 (St. David)(1)                   5.000    07/01/2017        10,065
     45,000   Coconino County, AZ Pollution Control (Tucson Electric Power Company)              7.125    10/01/2032        45,027
    660,000   Estrella Mountain Ranch, AZ Community Facilities District(1)                       6.125    07/15/2027       623,033
  1,000,000   Estrella Mountain Ranch, AZ Community Facilities District                          6.200    07/15/2032       940,607
  1,000,000   Estrella Mountain Ranch, AZ Community Facilities District (Golf Village)(1)        6.750    07/01/2032       829,660
    521,000   Estrella Mountain Ranch, AZ Community Facilities District (Montecito Assessment
              District)(1)                                                                       5.550    07/01/2022       416,461
    461,000   Estrella Mountain Ranch, AZ Community Facilities District (Montecito Assessment
              District)(1)                                                                       5.700    07/01/2027       345,012
    500,000   Estrella Mountain Ranch, AZ Community Facilities District (Montecito Assessment
              District)(1)                                                                       5.800    07/01/2032       356,290
     92,000   Festival Ranch, AZ Community Facilities District(1)                                5.000    07/01/2026        73,100
     92,000   Festival Ranch, AZ Community Facilities District(1)                                5.000    07/01/2032        67,559
    195,000   Festival Ranch, AZ Community Facilities District(1)                                5.300    07/15/2031       168,765


                1 | Oppenheimer Rochester Arizona Municipal Fund

OPPENHEIMER ROCHESTER ARIZONA MUNICAPAL FUND
STATEMENT OF INVESTMENTS June 30, 2010 (Unaudited)

 Principal
   Amount                                                                                       Coupon     Maturity       Value
-----------                                                                                     ------    ----------   -----------
$   250,000   Festival Ranch, AZ Community Facilities District(1)                                5.800%   07/15/2032   $   227,470
     40,000   Gila County, AZ IDA (Cobre Valley Community Hospital)(1)                           6.100    12/01/2025        30,180
    200,000   Gilbert, AZ Improvement District No. 20(1)                                         5.100    01/01/2027       208,202
    675,000   Gilbert, AZ Improvement District No. 20(1)                                         5.100    01/01/2028       699,145
    260,000   Gladden Farms, AZ Community Facilities District(1)                                 5.350    07/15/2027       212,537
    500,000   Gladden Farms, AZ Community Facilities District(1)                                 5.450    07/15/2032       391,625
     25,000   Gladden Farms, AZ Community Facilities District(1)                                 6.375    07/15/2025        23,318
  1,000,000   Glendale, AZ IDA (Midwestern University)(1)                                        5.000    05/15/2035       988,710
     80,000   Glendale, AZ Western Loop Public Facilities(1)                                     6.125    07/01/2027        84,434
  1,500,000   Goodyear, AZ Community Facilities General District No. 1(1)                        5.200    07/15/2025     1,298,355
    225,000   Goodyear, AZ IDA Water & Sewer (Litchfield Park Service Company)(1)                6.750    10/01/2031       217,253
    750,000   Goodyear, AZ Water and Sewer(1)                                                    5.625    07/01/2039       750,285
    165,000   Maricopa County & Phoenix, AZ IDA (Single Family)(1)                               5.800    07/01/2040       168,618
     60,000   Maricopa County, AZ IDA (Catholic Healthcare)(1)                                   5.000    07/01/2021        60,021
     30,000   Maricopa County, AZ IDA (Chaparral City Water Company)(1)                          5.300    12/01/2022        29,864
    285,000   Maricopa County, AZ IDA (Citizens Utilities Company)(1)                            6.200    05/01/2030       259,074
     25,000   Maricopa County, AZ IDA (Mayo Clinic Scottsdale)(1)                                5.250    11/15/2037        25,009
     10,000   Maricopa County, AZ IDA (Pennington Gardens)(1)                                    5.100    09/20/2019        10,210
  1,025,000   Maricopa County, AZ IDA (Sun King Apartments)(1)                                   6.750    05/01/2031       786,831
     25,000   Maricopa County, AZ IDA (Whispering Palms Apartments)(1)                           5.850    07/01/2019        22,290
    220,000   Maricopa County, AZ IDA (Whispering Palms Apartments)(1)                           5.900    07/01/2029       176,165
    600,000   Maricopa County, AZ IDA Health Facilities (Catholic Healthcare West)(1)            6.000    07/01/2021       600,612
     85,000   Maricopa County, AZ IDA Hospital (Mayo Clinic Scottsdale)(1)                       5.250    11/15/2037        85,026
     10,000   Maricopa County, AZ Pollution Control (El Paso Electric Company)(1)                7.250    02/01/2040        11,316
    500,000   Maricopa County, AZ Pollution Control Corp. (Southern California Education
              Company)(1)                                                                        5.000    06/01/2035       501,920
    455,000   Marley Park, AZ Community Facilities District(1)                                   6.000    07/15/2026       410,729
    685,000   Marley Park, AZ Community Facilities District(1)                                   6.100    07/15/2032       594,210
  1,750,000   Merrill Ranch, AZ Community Facilities District No. 1 Special Assessment
              Lien(1)                                                                            7.400    07/15/2033     1,753,675
     25,000   Mesa, AZ IDA (Arizona State University East/Maricopa College)(1)                   6.000    07/01/2021        24,586
     60,000   Mesa, AZ IDA (Mesa Student Hsg.)(1)                                                6.000    07/01/2025        57,318
    600,000   Mesa, AZ IDA (Mesa Student Hsg.)(1)                                                6.000    07/01/2032       546,252
     60,000   Mesa, AZ IDA (Mesa Student Hsg.)(1)                                                6.000    07/01/2032        54,625
    310,000   Mesa, AZ IDA (Mesa Student Hsg.)(1)                                                6.250    07/01/2032       291,019


                2 | Oppenheimer Rochester Arizona Municipal Fund

OPPENHEIMER ROCHESTER ARIZONA MUNICAPAL FUND
STATEMENT OF INVESTMENTS June 30, 2010 (Unaudited)

 Principal
   Amount                                                                                       Coupon     Maturity       Value
-----------                                                                                     ------    ----------   -----------
$   750,000   Mohave County, AZ IDA (Mohave Prison)(1)                                           7.500%   05/01/2019   $   836,603
     25,000   Mohave County, AZ IDA Community College                                            5.500    03/01/2015        25,083
    500,000   Palm Valley, AZ Community Facility District No. 3(1)                               5.800    07/15/2032       417,440
     50,000   Parkway, AZ Community Facilities District No. 1 (Prescott Valley)(1)               5.350    07/15/2031        39,642
     10,000   Peoria, AZ Improvement District(1)                                                 7.200    01/01/2012        10,353
     25,000   Phoenix, AZ Civic Improvement Corp. Airport, Series B(1)                           5.250    07/01/2032        25,014
     15,000   Phoenix, AZ Hsg. Finance Corp.(1)                                                  6.900    01/01/2023        15,027
    480,000   Phoenix, AZ IDA (Career Success Schools)(1)                                        6.125    01/01/2020       482,227
    250,000   Phoenix, AZ IDA (Career Success Schools)(1)                                        7.000    01/01/2029       257,688
    350,000   Phoenix, AZ IDA (Espiritu Community Devel. Corp.)(1)                               6.250    07/01/2036       294,014
  1,000,000   Phoenix, AZ IDA (Gourmet Boutique West)(1)                                         5.875    11/01/2037       686,950
     25,000   Phoenix, AZ IDA (John C. Lincoln Hospital & Health Center)                         5.500    12/01/2011        25,082
    100,000   Phoenix, AZ IDA (John C. Lincoln Hospital & Health Center)(1)                      5.500    12/01/2013       100,254
     40,000   Phoenix, AZ Street & Highway                                                       6.100    07/01/2011        40,178
    170,000   Pima County, AZ IDA (Arizona Charter School)(1)                                    6.500    07/01/2023       167,948
     10,000   Pima County, AZ IDA (Arizona Charter School)(1)                                    6.750    07/01/2031         9,754
    500,000   Pima County, AZ IDA (Center for Academic Success)(1)                               5.500    07/01/2037       423,370
     15,000   Pima County, AZ IDA (Charter Schools)(1)                                           6.375    07/01/2031        13,984
    165,000   Pima County, AZ IDA (Christian Senior Living)(1)                                   5.050    01/01/2037       145,518
  1,100,000   Pima County, AZ IDA (Facility Choice Education & Devel. Corp.)(1)                  6.375    06/01/2036       889,053
    135,000   Pima County, AZ IDA (Horizon Community Learning Center)(1)                         5.250    06/01/2035       114,745
    170,000   Pima County, AZ IDA (International Studies Academy)(1)                             6.750    07/01/2031       165,815
    275,000   Pima County, AZ IDA (Metro Police Facility)(1)                                     5.375    07/01/2039       282,805
     15,000   Pima County, AZ IDA (Phoenix Advantage Charter School)                             5.500    07/01/2033         9,221
     35,000   Pima County, AZ IDA (Single Family Mtg.)                                           5.786(2) 11/01/2034         8,252
    125,000   Pima County, AZ IDA (Sonoran Science Academy)(1)                                   5.750    12/01/2037       101,044
    150,000   Pima County, AZ IDA (Tucson Country Day School)(1)                                 5.000    06/01/2037       117,770
    100,000   Pima County, AZ IDA (Tucson Electric Power Company)(1)                             6.375    09/01/2029       101,825
    150,000   Pima County, AZ IDA Water & Wastewater (Global Water Resources)(1)                 5.750    12/01/2032       136,071
  2,000,000   Pima County, AZ IDA Water & Wastewater (Global Water Resources)(1)                 6.550    12/01/2037     1,984,500
  1,000,000   Pima County, AZ IDA Water & Wastewater (Global Water Resources)(1)                 7.500    12/01/2038     1,049,780
    467,000   Prescott Valley, AZ Southside Community Facilities District No. 1(1)               7.250    07/01/2032       431,690
    415,000   Quail Creek, AZ Community Facilities District(1)                                   5.150    07/15/2016       399,076


                3 | Oppenheimer Rochester Arizona Municipal Fund

OPPENHEIMER ROCHESTER ARIZONA MUNICAPAL FUND
STATEMENT OF INVESTMENTS June 30, 2010 (Unaudited)

 Principal
   Amount                                                                                       Coupon     Maturity       Value
-----------                                                                                     ------    ----------   -----------
$ 1,000,000   Quailwood Meadows, AZ Community Facilities District(1)                             6.000%   07/15/2022   $   938,020
    850,000   Quailwood Meadows, AZ Community Facilities District(1)                             6.125    07/15/2029       756,058
  1,135,000   Salt Verde, AZ Financial Corp.(1)                                                  5.250    12/01/2028     1,089,657
    250,000   Scottsdale, AZ IDA (SHH/SHC/SHRC/SCIC ObligatedGroup)(1)                           5.000    09/01/2022       253,160
  1,000,000   Show Low Bluff, AZ Community Facilities District(1)                                5.600    07/01/2031       762,720
    455,000   Show Low Bluff, AZ Community Facilities District(1)                                5.875    07/15/2032       383,579
  2,000,000   Tartesso West, AZ Community Facilities District(1)                                 5.900    07/15/2032     1,691,480
     15,000   Tempe, AZ Improvement Bonds (Improvement District No. 170)(1)                      6.875    01/01/2011        15,300
    145,000   Tucson & Pima Counties, AZ IDA (Single Family Mtg.)(1)                             6.000    07/01/2021       147,369
     90,000   Tucson, AZ IDA (Joint Single Family Mtg.)(1)                                       5.000    01/01/2039        86,770
      5,000   Tucson, AZ Improvement District (Civano Neighborhood Phase 1)(1)                   5.000    01/01/2015         5,011
     15,000   Tucson, AZ Improvement District (Civano Neighborhood Phase 1)(1)                   5.000    01/01/2018        15,022
     50,000   University Arizona Medical Center Corp. (University Medical Center)(1)             5.000    07/01/2033        46,329
    225,000   Verrado, AZ Community Facilities District No. 1(1)                                 6.500    07/15/2027       212,191
     10,000   Via Linda, AZ Road Community Facilities District Scottsdale(1)                     5.650    07/15/2018         9,601
    225,000   Vistancia, AZ Community Facilities District(1)                                     6.750    07/15/2022       230,049
    975,000   Westpark, AZ Community Facilities District(1)                                      5.250    07/15/2031       762,596
    180,000   Westpark, AZ Community Facilities District(1)                                      5.300    07/15/2022       158,576
  1,535,000   Westpark, AZ Community Facilities District                                         5.450    07/15/2032     1,223,195
    300,000   Yuma County, AZ IDA (Water & Sewer)(1)                                             6.375    12/01/2037       239,061
    100,000   Yuma County, AZ IDA (Water & Sewer)(1)                                             6.500    12/01/2017        98,501
                                                                                                                       -----------
                                                                                                                        36,893,987
U.S. Possessions--26.0%
    200,000   Guam GO(1)                                                                         6.750    11/15/2029       215,072
    300,000   Guam GO(1)                                                                         7.000    11/15/2039       327,222
    200,000   Guam Power Authority, Series A(3)                                                  5.500    10/01/2030       199,690
  6,778,000   Guam Tobacco Settlement Economic Devel. & Commerce Authority (TASC)               11.002(2) 06/01/2057        96,925
    850,000   Puerto Rico Aqueduct & Sewer Authority(1)                                          6.000    07/01/2038       891,217
    500,000   Puerto Rico Aqueduct & Sewer Authority(1)                                          6.000    07/01/2044       522,920
 33,225,000   Puerto Rico Children's Trust Fund (TASC)                                           6.781(2) 05/15/2050     1,130,647
 12,000,000   Puerto Rico Children's Trust Fund (TASC)                                           8.101(2) 05/15/2055       215,640
    600,000   Puerto Rico Children's Trust Fund (TASC)(1)                                        5.375    05/15/2033       572,256
     15,000   Puerto Rico Children's Trust Fund (TASC)(1)                                        5.500    05/15/2039        12,814
    750,000   Puerto Rico Commonwealth GO(1)                                                     6.500    07/01/2037       829,613
    250,000   Puerto Rico Electric Power Authority, Series TT(1)                                 5.000    07/01/2032       246,390
    250,000   Puerto Rico Infrastructure(1)                                                      5.000    07/01/2046       240,328
    125,000   Puerto Rico Infrastructure (Mepsi Campus)(1)                                       5.600    10/01/2014       127,094


                4 | Oppenheimer Rochester Arizona Municipal Fund

OPPENHEIMER ROCHESTER ARIZONA MUNICAPAL FUND
STATEMENT OF INVESTMENTS June 30, 2010 (Unaudited)

 Principal
   Amount                                                                                       Coupon     Maturity       Value
-----------                                                                                     ------    ----------   -----------
$   400,000   Puerto Rico Infrastructure (Mepsi Campus)(1)                                       6.250%   10/01/2024   $   392,564
  1,165,000   Puerto Rico Infrastructure (Mepsi Campus)(1)                                       6.500    10/01/2037     1,090,370
     25,000   Puerto Rico ITEMECF (Ana G. Mendez University)(1)                                  5.375    02/01/2019        25,031
    250,000   Puerto Rico ITEMECF (Ana G. Mendez University)(1)                                  5.375    02/01/2029       240,195
    515,000   Puerto Rico Port Authority (American Airlines), Series A                           6.250    06/01/2026       399,949
    500,000   Puerto Rico Public Buildings Authority(1)                                          6.250    07/01/2031       563,855
  1,050,000   Puerto Rico Public Buildings Authority(1)                                          6.750    07/01/2036     1,171,422
    250,000   Puerto Rico Sales Tax Financing Corp., Series A(1)                                 6.500    08/01/2044       278,260
    500,000   Puerto Rico Sales Tax Financing Corp., Series C(1)                                 5.750    08/01/2057       528,550
    250,000   Puerto Rico Sales Tax Financing Corp., Series C(1)                                 6.000    08/01/2039       267,150
    300,000   University of Puerto Rico, Series P(1)                                             5.000    06/01/2019       306,708
    140,000   V.I. Public Finance Authority (Hovensa Refinery)(1)                                6.125    07/01/2022       141,688
    400,000   V.I. Public Finance Authority, Series A(1)                                         5.000    10/01/2039       389,184
                                                                                                                       -----------
                                                                                                                        11,422,754
Total Investments, at Value (Cost $51,729,968)-109.9%                                                                   48,316,741
Liabilities in Excess of Other Assets-(9.9)                                                                             (4,343,813)
                                                                                                                       -----------
Net Assets-100.0%                                                                                                      $43,972,928
                                                                                                                       ===========

Footnotes to Statement of Investments

(1.) All or a portion of the security position has been segregated for collateral to cover borrowings.

(2.) Zero coupon bond reflects effective yield on the date of purchase.

(3.) When-issued security or delayed delivery to be delivered and settled after June 30, 2010. See accompanying Notes.

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

     1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

     2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

     3) Level 3-significant unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset).

The table below categorizes amounts as of June 30, 2010 based on valuation input level:

                                                                      LEVEL 3--
                                LEVEL 1--           LEVEL 2--        SIGNIFICANT
                            UNADJUSTED QUOTED   OTHER SIGNIFICANT   UNOBSERVABLE
                                 PRICES         OBSERVABLE INPUTS      INPUTS         VALUE
                            -----------------   -----------------   ------------   -----------
ASSETS TABLE
INVESTMENTS, AT VALUE:
Municipal Bonds and Notes
  Arizona                          $--             $36,893,987          $--        $36,893,987


                5 | Oppenheimer Rochester Arizona Municipal Fund

OPPENHEIMER ROCHESTER ARIZONA MUNICAPAL FUND
STATEMENT OF INVESTMENTS June 30, 2010 (Unaudited)

  U.S. Possessions                  --              11,422,754           --         11,422,754
                                   ---             -----------          ---        -----------
Total Assets                       $--             $48,316,741          $--        $48,316,741
                                   ---             -----------          ---        -----------

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

SEE THE ACCOMPANYING NOTES FOR FURTHER DISCUSSION OF THE METHODS USED IN DETERMINING VALUE OF THE FUND'S INVESTMENTS, AND A SUMMARY OF CHANGES TO THE VALUATION METHODOLOGIES, IF ANY, DURING THE REPORTING PERIOD.

TO SIMPLIFY THE LISTINGS OF SECURITIES, ABBREVIATIONS ARE USED PER THE TABLE
BELOW:

COP       Certificates of Participation
GO        General Obligation
IDA       Industrial Devel. Agency
ITEMECF Industrial, Tourist, Educational, Medical and Environmental Community Facilities
SCIC      Scottsdale Captive Insurance Company
SHC       Scottsdale Healthcare Corp.
SHH       Scottsdale Healthcare Hospitals
SHRC      Scottsdale Healthcare Realty Corp.
TASC      Tobacco Settlement Asset-Backed Bonds
V.I.      United States Virgin Islands

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as "Level 1," inputs other than unadjusted quoted prices for an asset that are observable are classified as "Level 2" and significant unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability, are classified as "Level 3." The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by portfolio pricing services approved by the Board of Trustees or dealers.

Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.

U.S. domestic and international debt instruments (including corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and "money market-type" debt instruments with a remaining maturity in excess of sixty days are valued at the mean between the "bid" and "asked" prices utilizing price quotations obtained from independent pricing services or broker-dealers. Such prices are typically determined based upon information obtained from market participants including


                6 | Oppenheimer Rochester Arizona Municipal Fund

OPPENHEIMER ROCHESTER ARIZONA MUNICAPAL FUND
STATEMENT OF INVESTMENTS June 30, 2010 (Unaudited)

reported trade data, broker-dealer price quotations and inputs such as benchmark yields and issuer spreads from identical or similar securities.

"Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.

In the absence of a readily available unadjusted quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

There have been no significant changes to the fair valuation methodologies of the Fund during the period.

SECURITIES ON A WHEN-ISSUED OR DELAYED DELIVERY BASIS. The Fund may purchase securities on a "when-issued" basis, and may purchase or sell securities on a "delayed delivery" basis. "When-issued" or "delayed delivery" refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

As of June 30, 2010, the Fund had purchased securities issued on a when-issued or delayed delivery basis as follows:

                       WHEN-ISSUED OR DELAYED DELIVERY
                            BASIS TRANSACTIONS
                       -------------------------------
Purchased securities               $197,576

CONCENTRATION RISK. There are certain risks arising from geographic concentration in any state, commonwealth or territory. Certain economic, regulatory or political developments occurring in the state, commonwealth or territory may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

FEDERAL TAXES. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of June 30, 2010 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities   $51,729,968
                                 ===========
Gross unrealized appreciation    $ 1,469,072
Gross unrealized depreciation     (4,882,299)
                                 -----------
Net unrealized depreciation      $(3,413,227)
                                 ===========


                7 | Oppenheimer Rochester Arizona Municipal Fund

ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 06/30/2010, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934
          (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
          (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

     (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Rochester Arizona Municipal Fund


By: /s/ William F. Glavin, Jr.
    ---------------------------------
    William F. Glavin, Jr.
    Principal Executive Officer
Date: 08/09/2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ William F. Glavin, Jr.
    ---------------------------------
    William F. Glavin, Jr.
    Principal Executive Officer
Date: 08/09/2010


By: /s/ Brian W. Wixted
    ---------------------------------
    Brian W. Wixted
    Principal Financial Officer
Date: 08/09/2010